Document and Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-10086
Entity Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Vodafone House, The Connection
Entity Address, City or Town	Newbury
Entity Address, Postal Zip Code	RG14 2FN
Entity Address, Country	GB
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000839923
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1438
Auditor Location	London, United Kingdom
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares of 20 20/21 US cents each
Trading Symbol	VOD
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	28,818,256,058
American Depositary Shares (evidenced by American Depositary Receipts) each representing ten ordinary shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares (evidenced by American Depositary Receipts) each representing ten ordinary shares
Trading Symbol	VOD
Security Exchange Name	NASDAQ
3.750% Notes due 16 January 2024
Document and Entity Information
Title of 12(b) Security	3.750% Notes due 16 January 2024
Trading Symbol	VOD24
Security Exchange Name	NASDAQ
US$1,000,000,000 Floating Rate Notes due 16 January 2024
Document and Entity Information
Title of 12(b) Security	US$1,000,000,000 Floating Rate Notes due 16 January 2024
Trading Symbol	VOD24A
Security Exchange Name	NASDAQ
4.125% Notes due 30 May 2025
Document and Entity Information
Title of 12(b) Security	4.125% Notes due 30 May 2025
Trading Symbol	VOD25
Security Exchange Name	NASDAQ
4.375% Notes due 30 May 2028
Document and Entity Information
Title of 12(b) Security	4.375% Notes due 30 May 2028
Trading Symbol	VOD28
Security Exchange Name	NASDAQ
6.250% Notes due February 2032
Document and Entity Information
Title of 12(b) Security	6.250% Notes due February 2032
Trading Symbol	VOD32
Security Exchange Name	NASDAQ
6.150% Notes due February 2037
Document and Entity Information
Title of 12(b) Security	6.150% Notes due February 2037
Trading Symbol	VOD37
Security Exchange Name	NASDAQ
5.000% Notes due 30 May 2038
Document and Entity Information
Title of 12(b) Security	5.000% Notes due 30 May 2038
Trading Symbol	VOD38
Security Exchange Name	NASDAQ
4.375% Notes due February 2043
Document and Entity Information
Title of 12(b) Security	4.375% Notes due February 2043
Trading Symbol	VOD43
Security Exchange Name	NASDAQ
5.250% Notes due 30 May 2048
Document and Entity Information
Title of 12(b) Security	5.250% Notes due 30 May 2048
Trading Symbol	VOD48
Security Exchange Name	NASDAQ
4.875% Notes due 19 June 2049
Document and Entity Information
Title of 12(b) Security	4.875% Notes due 19 June 2049
Trading Symbol	VOD49
Security Exchange Name	NASDAQ
4.250% Notes due 17 September 2050
Document and Entity Information
Title of 12(b) Security	4.250% Notes due 17 September 2050
Trading Symbol	VOD50
Security Exchange Name	NASDAQ
5.625% Notes due 10 February 2053
Document and Entity Information
Title of 12(b) Security	5.625% Notes due 10 February 2053
Trading Symbol	VOD53
Security Exchange Name	NASDAQ
5.125% Notes due 19 June 2059
Document and Entity Information
Title of 12(b) Security	5.125% Notes due 19 June 2059
Trading Symbol	VOD59
Security Exchange Name	NASDAQ
5.750% Notes due 10 February 2063
Document and Entity Information
Title of 12(b) Security	5.750% Notes due 10 February 2063
Trading Symbol	VOD63
Security Exchange Name	NASDAQ
Capital Securities due April 2079
Document and Entity Information
Title of 12(b) Security	Capital Securities due April 2079
Trading Symbol	VOD79
Security Exchange Name	NASDAQ
NC 5.25 Capital Securities due 2081
Document and Entity Information
Title of 12(b) Security	NC5.25 Capital Securities due 2081
Trading Symbol	VOD81A
Security Exchange Name	NASDAQ
NC 10 Capital Securities due 2081
Document and Entity Information
Title of 12(b) Security	NC10 Capital Securities due 2081
Trading Symbol	VOD81B
Security Exchange Name	NASDAQ
NC 30 Capital Securities due 2081
Document and Entity Information
Title of 12(b) Security	NC30 Capital Securities due 2081
Trading Symbol	VOD81C
Security Exchange Name	NASDAQ
7% Cumulative Fixed Rate Shares of £1 each
Document and Entity Information
Entity Common Stock, Shares Outstanding	50,000
Business Contact [Member]
Document and Entity Information
Contact Personnel Name	Maaike de Bie
City Area Code	44
Local Phone Number	1635 33251
Contact Personnel Email Address	ir@vodafone.co.uk
Entity Address, Address Line One	Vodafone House, The Connection
Entity Address, City or Town	Newbury
Entity Address, Postal Zip Code	RG14 2FN
Entity Address, Country	GB